Commitments and Contingencies - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Loss Contingencies [Line Items]
Capital commitments, estimated amounts of contracts remaining to be executed on the capital account	₨ 25,666.0		₨ 21,115.5
Additional operating lease commitments with leases which have not yet commenced	845.5
Operating lease expense	₨ 16,164.9	$ 196.7	14,295.7
Minimum [Member]
Loss Contingencies [Line Items]
Additional operating lease commitments with leases which have not yet commenced, lease term	9 years
Maximum [Member]
Loss Contingencies [Line Items]
Additional operating lease commitments with leases which have not yet commenced, lease term	21 years
Indirect Taxes And Other Claims
Loss Contingencies [Line Items]
Contingencies, estimated possible loss	₨ 9,456.9		₨ 9,226.0